Lease Arrangements	6 Months Ended
Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Lease Arrangements
11.	LEASE ARRANGEMENTS

a.	Right-of-use assets

	December 31, 2019	June 30, 2020
Carrying amounts

Buildings	$727,866	$594,953

	For the six months ended June 30
	2019	2020
Depreciation charge for right-of-use assets
Buildings	$135,247	$132,913

b.	Lease liabilities

	December 31, 2019	June 30, 2020
Carrying amounts
Current	$264,543	$274,077
Non-current	490,835	351,935

	$755,378	$626,012

Discount rate for lease liabilities was as follows:

	December 31, 2019	June 30, 2020
Buildings	6%	6%

c.	Material lease-in activities and terms
The Company leases office buildings with lease terms of 3 years. These arrangements do not contain purchase options at the end of the lease terms.
Certain of the office buildings leases across the Company contain extension options. These terms are used to maximize operational flexibility in terms of managing contracts. In cases in which the Company is not reasonably certain to use an optional extended lease term, payments associated with the optional period are not included within lease liabilities. If the payments associated with the optional period are included within lease liabilities, there will be an increase in lease liabilities of $711,189 as of June 30, 2020.

d.	Other lease information

	For the six months ended June 30
	2019	2020
Expenses relating to short-term leases	$180,413	$69,761

Expenses relating to low-value asset leases	$619	$1,765

Total cash outflow for leases	$327,441	$221,016

The Company leases certain office buildings which qualify as short-term leases and certain office equipment which qualifies as low-value
asset leases. The Company has elected to apply the recognition exemption and, thus, did not recognize right-of-use
assets and lease liabilities for these leases.
All lease commitments with lease terms commencing after the balance sheet dates are as follows:

	December 31, 2019	June 30, 2020
Lease commitments	$67,935	$68,554